Organization and Nature of Operations (Details) - $ / shares	Oct. 03, 2022	Feb. 03, 2022	Aug. 10, 2021
Organization and Nature of Operations (Details) [Line Items]
Acquisition of interest, description			, E-Home Pingtan entered into an equity transfer agreement to acquire the remaining 33% equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”) in consideration of $466,888 (RMB 3,000,000), with $54,462 (RMB 350,000) paid in August 2021 and $412,427 (RMB 2,650,000) paid in March 2022. The transaction to acquire the remaining 33% equity interests of HAPPY was closed in August 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of HAPPY. In USD Purchase consideration 466,888 Noncontrolling interests (14,558) Additional paid-in capital 481,446 466,888 Reverse stock split On October 3, 2022, the Company's board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “Reverse Stock Split”) with the market effective on October 4, 2022, such that the number of the Company's authorized preferred and ordinary shares remain unchanged, and the par value of each ordinary share is increased from US$0.0001 to US$0.002. As a result of the Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of October 3, 2022 (immediately prior to the effective date), there were 109,042,123 ordinary shares outstanding, and the number of ordinary shares outstanding after the Reverse Stock Split was 5,453,106 shares, taking into account of the effect of rounding fractional shares into whole shares. In addition, all options and any other securities of the Company outstanding immediately prior to the Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 20 and multiplying the exercise price thereof by 20, as a result of the Reverse Stock Split. The number of ordinary shares outstanding as of June 30, 2022 and 2021 and for the years ended June 30, 2022, 2021 and 2020 were retrospectively adjusted for effect of reverse stock split on October 4, 2022. The Company’s major consolidated subsidiaries as of June 30, 2022 are as follows: Name Date of Incorporation Place of Organization % of Ownership E-Home Household Service Holdings Limited October 16, 2018 Hong Kong 100% E-Home Household Service Technology Co., Ltd. December 5, 2018 PRC 100% Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. April 1, 2014 PRC 100% Fuzhou Bangchang Technology Co. Ltd. March 15, 2007 PRC 100% Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”) October 12, 2004 PRC 100% Fujian Happiness Yijia Family Service Co., Ltd. January 19, 2015 PRC 100% Yaxing Human Resource Management (Pingtan)Co., Ltd. July 6, 2018 PRC 51% Fuzhou Gulou Jiajiale Family Service Co. Ltd. February 28, 2019 PRC 100% Yaxin Human Resource Management (Fuzhou) Co., Ltd. September 10, 2021 PRC 100%
Ordinary shares outstanding	109,042,123
Reverse stock split, shares	5,453,106
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.002
Acquisition of 60% ownership in Youyou [Member]
Organization and Nature of Operations (Details) [Line Items]
Issued and outstanding of ordinary share		1
Ordinary share		1